Putnam
Vista
Fund

SEMIANNUAL REPORT
January 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "In today's more volatile market, we're looking for well-valued, high-quality companies with predictable and sustainable earnings growth over the next three to five years. Putnam Vista Fund's approach is designed to capture the best of growth investing without taking on excessive risk."
                              -- Eric Wetlaufer, fund manager

* "Investors who want growth exposure with less stress might find that this fund suits them."

                              -- Morningstar Mutual Funds, October 10, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As Putnam Vista Fund began its new fiscal year last August, both domestic and international equity markets were still strong overall but somewhat inverted with old-line conservative stocks outpacing young upstarts. This turnabout had occurred as investors, growing increasingly cautious about the durability of the aging global bull market, opted for quality over growth.

The inversion became even further exaggerated when last fall's Asian currency crisis sent the world's stock markets reeling and even more equity investors scrambling for safe havens. Because of its focus on stocks with potentially stronger growth but also a tendency toward greater volatility, your fund was among the many whose performance lagged that of the broad market in this unsettled environment.

I am pleased to report the addition of Eric Wetlaufer and Margery C. Parker to the fund's management team. Eric and Margery both joined Putnam in 1997. Eric was formerly with Cadence Capital Management and The Boston Company. He has 12 years of investment experience. Margery was a portfolio manager with Keystone Investments and Moseley Capital Management. She has 18 years of investment management experience.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
March 18, 1998



Report from the Fund Managers
Eric Wetlaufer
Anthony C. Santosus
David J. Santos
Margery Parker

In a market clearly smitten with value stocks -- that is, out-of-favor stocks selling at prices below their true value -- a pure growth fund such as Putnam Vista Fund had its work cut out for it. Growth stocks, which achieve higher stock prices through rapid earnings growth over time, struggled throughout the six months ended January 31, 1998, while the Standard & Poor's(registered trademark)/BARRA 400 Value Index generated a 9.47% return. Over this semiannual period, total return for your fund's class A shares -- a loss of 0.35% at NAV ( - 6.05% at POP) edged ahead of results for the Standard & Poor's/BARRA 400 Growth Index, which produced a return of - 0.74% but lagged behind its designated benchmark, the Standard & Poor's Midcap 400 Index, which returned 4.47%. Additional performance details, including definitions of all three indexes, begin on page 9.

* ASIAN CRISIS HALTS RALLY IN MID-CAP STOCKS

The start of the fund's fiscal year on August 1, 1997, coincided with the beginning of a short-lived rally in stocks of small and midsize companies. In the wake of disappointing earnings announcements among several high-profile companies, investors began flocking to the undervalued world of smaller stocks. Strong economic fundamentals, namely falling interest rates, tame inflation, and solid economic growth, also added to the lure of these companies.

Stock prices continued to climb until late October, when turmoil throughout Asia's struggling economies and its impact on world currency markets sparked a record selloff in the U.S. stock market. The Dow Jones Industrial Average lost nearly 900 points in three days before investors put aside their anxieties and resumed buying. While the market rebounded within weeks of the correction, Federal Reserve Board Chairman Alan Greenspan called the decline a "salutary event" if it ended up slowing the economy's growth and cooling the market's exuberance. Market observers interpreted his comments as a sign that U.S. interest rates were unlikely to rise at any time soon. However, it was the large-cap stocks that leapt to the quickest recovery. A flight-to-safety and big-is-beautiful mentality prevailed until the closing weeks of the period, when smaller-cap stocks finally joined the rally.

* SECTOR STRATEGY: PARTICIPATING IN GROWTH OF U.S. ECONOMY

Despite the stock market's ups and downs this year, the U.S. economy remains in healthy shape. With interest rates low, inflation practically nonexistent, and economic growth solid, it comes as no surprise that stocks have been flourishing. And while the spillover of the Asian crisis has cast a shadow over corporate earnings for later this year, several sectors within your fund's portfolio had exceptionally strong performance.

Consumer cyclical stocks, which typically rise in periods of robust growth, were among the fund's most noteworthy holdings. Retail stocks, such as Pier 1 Imports, are benefiting from steady consumer spending. One of the fund's largest holdings, this retailer is steadily increasing same-store sales as well as its stores' square footage, resulting in rapidly growing revenues. Furthermore, management's decision to de-emphasize apparel and expand into bed, bath, and furniture lines is proving rewarding. Interestingly this company sources more than half of its inventory from Asia, and with prices falling there, lower purchasing costs are likely to impact profits favorably. While this stock, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                                 12.4%

Financial services                      8.4%

Banks                                   5.9%

Computer services                       5.1%

Pharmaceuticals and biotechnology       4.7%

Footnote reads:
*Based on net assets as of 1/31/98. Holdings will vary over time.

Broadcasting is another industry sector basking in the glow of a strong economy. The Telecommunications Act of 1996, which relaxed regulations on radio station ownership, created opportunities for companies like Chancellor Media, Clear Channel Communications, and Sinclair Broadcasting -- all fund holdings -- to purchase more radio stations within a single market. By spreading the cost of programming across more stations, corporate profitability is climbing.

In the aftermath of the October correction, we have steadily increased the fund's weighting in financial companies in an effort to benefit from the steady-to-lower interest rate environment as well as from their defensive qualities. Since this sector is one of the most fragmented in the country, merger and acquisition activity continues to be one of the most important forces shaping it. First of America Bank and Summit Bankcorp are two holdings that were targeted as takeover candidates during the period. We are also focusing on fee-based banks, such as Northern Trust Corp. and State Street Corp. These banks derive a significant portion of revenues from their master trust and asset management business -- a more stable, predictable source of earnings than interest spread income. Capital One Financial, a consumer finance company, represents a third strategy within this sector and is enjoying strong revenue growth as it expands its credit-card business.

Several holdings within the health-care universe also contributed to performance. We're emphasizing segment leaders, such as Omnicare -- a distributor of pharmaceuticals and provider of services to nursing homes. This company has created a valuable niche for itself, compiling and analyzing a large database of drug usage patterns by the elderly and infirm and selling that information back to drug companies. Another health-care company had a negative impact on returns. Oxford Health Plans suffered a sudden reversal of fortune, catching all of Wall Street off guard with an announcement that it failed to bill customers, pay providers, and keep track of costs accurately. While we sold the fund's position immediately following the announcement, the sudden drop in the company's stock price adversely affected the fund's net asset value.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Costco Companies, Inc.
Retail

The TJX Companies, Inc.
Retail

Teleport Communications Group, Inc. Class A
Wireless communications

Omnicom Group, Inc.
Advertising

Clear Channel Communications, Inc.
Broadcasting

Coca-Cola Enterprises, Inc.
Food and beverages

America Online, Inc.
Computer services and software

Pier I Imports, Inc.
Retail

Northern Trust Corp.
Banks

Rite Aid Corp.
Retail

Footnote reads:
These holdings represent 16.0% of the fund's assets as of 1/31/98. Portfolio holdings will vary over time.


Technology proved to be the most disappointing sector within the portfolio, largely because of its perceived exposure to Asia and a potential slowdown in the personal computer industry. Semiconductor capital equipment providers National Semiconductor and KLA Tencor Corp. were particularly hard hit because Asia is such a large buyer in this market. While we eliminated the fund's positions in these companies, the news is not all bad. Technology is still the fastest growing sector of the U.S. economy. Going forward, it will be important to be even more selective, targeting only those companies with predictable and sustainable earnings, such as Compuware and EMC -- two holdings benefiting from businesses' need to manage large amounts of information.

* BUCKLE UP FOR GROWTH WITH MORE VOLATILITY AHEAD

While the stock market's volatility is likely to continue for the balance of the fiscal year, many observers expect corporate profit growth will be respectable in 1998, although not of the magnitude seen during the last three years. Consequently we have positioned the fund to be slightly less aggressive, favoring financial and health-care stocks and reducing its technology weighting in order to steer a smoother course over the second half of fiscal 1998. We remain confident that our preference for the larger, high-quality, and more liquid midsize companies will be key to maintaining earnings momentum in this more challenging stock market.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.

TOTAL RETURN FOR PERIODS ENDED 1/31/98
                               Class A         Class B          Class M
(inception date)               (6/3/68)        (3/1/93)        (12/8/94)
                              NAV     POP     NAV    CDSC     NAV      POP
------------------------------------------------------------------------------
6 months                    -0.35%  -6.05%  -0.70%  -5.26%  -0.52%   -4.02%
------------------------------------------------------------------------------
1 year                      12.71    6.18   11.89    6.89   12.11     8.16
------------------------------------------------------------------------------
5 years                    123.69  110.78  115.70  113.70  118.18   110.48
Annual average              17.47   16.08   16.62   16.40   16.89    16.05
------------------------------------------------------------------------------
10 years                   377.25  349.81  340.01  340.01  351.18   335.39
Annual average              16.92   16.23   15.97   15.97   16.26    15.85
------------------------------------------------------------------------------
Annual average
(life of fund)              11.28   11.06   10.24   10.24   10.51    10.38
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/98
                      Standard & Poor's[registered tradmark]   Consumer
                              Midcap 400 Index *              Price Index
------------------------------------------------------------------------------
6 months                            4.47%                        0.69%
------------------------------------------------------------------------------
1 year                             25.04                         1.57
------------------------------------------------------------------------------
5 years                           119.75                        13.32
Annual average                     17.06                         2.53
------------------------------------------------------------------------------
10 years                          455.51                        39.67
Annual average                     18.70                         3.40
------------------------------------------------------------------------------
Annual average
(life of fund)                        --                         5.34
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The inception date of the index is January 31, 1981, after the inception date of the fund, so no life of fund comparison is possible.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/98
                              Class A     Class B     Class M
------------------------------------------------------------------------------
Distributions (number)           1            1           1
------------------------------------------------------------------------------
Income                          --           --          --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     $0.918        $0.918       $0.918
------------------------------------------------------------------------------
Short-term                     0.039         0.039        0.039
------------------------------------------------------------------------------
  Total                       $0.957        $0.957       $0.957
------------------------------------------------------------------------------
Share value:                NAV     POP       NAV     NAV     POP
------------------------------------------------------------------------------
7/31/97                  $12.52  $13.28    $12.09  $12.34  $12.79
------------------------------------------------------------------------------
1/31/98                   11.50   12.20     11.03   11.30   11.71
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                               Class A         Class B          Class M
                               (6/3/68)        (3/1/93)        (12/8/94)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    11.50%   5.13%  11.09%   6.09%  11.12%   7.26%
------------------------------------------------------------------------------
1 year                      23.23   16.12   22.26   17.26   22.51   18.16
------------------------------------------------------------------------------
5 years                    137.51  123.73  128.80  126.80  131.73  123.62
Annual average              18.89   17.47   18.00   17.80   18.30   17.46
------------------------------------------------------------------------------
10 years                   415.20  385.57  374.78  374.78  386.58  369.55
Annual average              17.81   17.12   16.86   16.86   17.14   16.73
------------------------------------------------------------------------------
Life of class
Annual average              11.43   11.21   10.38   10.38   10.66   10.53
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index* is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value.

Standard & Poor's/Barra 400 Value Index* is a capitalization-weighted index of the common stocks within the S&P Midcap 400 index with price multiples lower than the index average. This index is capitalization-weighted, meaning that each stock has an impact in proportion to its market value.

Standard & Poor's/Barra 400 Growth Index* is a capitalization-weighted index of the common stocks within the S&P Midcap 400 index with price multiples higher than the index average. This index is capitalization-weighted, meaning that each stock has an impact in proportion to its market value.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund +

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

 [SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
January 31, 1998 (Unaudited)


COMMON STOCKS (95.7%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (1.6%)
------------------------------------------------------------------------------------------------------------
      1,771,000  Omnicom Group, Inc.                                                          $   71,836,188

Apparel (1.1%)
------------------------------------------------------------------------------------------------------------
      1,076,300  Jones Apparel Group, Inc. +                                                      46,819,050

Appliances (0.9%)
------------------------------------------------------------------------------------------------------------
        994,300  Sunbeam Corp.                                                                    37,721,256

Banks (6.0%)
------------------------------------------------------------------------------------------------------------
        824,500  Firstar Corp.                                                                    32,000,906
        819,600  Mercantile Bancorpation, Inc.                                                    41,389,800
        968,300  Northern Trust Corp.                                                             65,239,213
        250,500  Southtrust Corp.                                                                 14,137,594
      1,025,100  State Street Corp.                                                               57,405,600
      1,010,600  Summit Bancorp                                                                   50,530,000
                                                                                              --------------
                                                                                                 260,703,113

Basic Industrial Products (0.7%)
------------------------------------------------------------------------------------------------------------
        513,600  Danaher Corp.                                                                    32,421,000

Broadcasting (4.1%)
------------------------------------------------------------------------------------------------------------
      1,870,800  Chancellor Media Corp. +                                                         64,308,750
        932,200  Clear Channel Communications, Inc. +                                             71,779,400
        902,500  Sinclair Broadcast Group, Inc. Class A +                                         42,643,125
                                                                                              --------------
                                                                                                 178,731,275

Business Services (4.1%)
------------------------------------------------------------------------------------------------------------
      1,423,700  Accustaff, Inc. +                                                                36,660,275
        891,800  Fiserv, Inc. +                                                                   46,262,125
        806,600  Herman Miller, Inc.                                                              46,681,975
      1,314,550  Robert Half International, Inc. +                                                50,774,494
                                                                                              --------------
                                                                                                 180,378,869

Cable Television (2.1%)
------------------------------------------------------------------------------------------------------------
      1,409,300  Comcast Corp. Class A                                                            44,128,706
      1,626,400  Tele-Communications TCI ventures Group Class A +                                 47,978,800
                                                                                              --------------
                                                                                                  92,107,506

Computer Equipment (2.0%)
------------------------------------------------------------------------------------------------------------
        261,700  Dell Computer Corp. +                                                            26,022,794
      1,825,400  EMC Corp. +                                                                      59,439,588
                                                                                              --------------
                                                                                                  85,462,382

Computer Services and Software (1.5%)
------------------------------------------------------------------------------------------------------------
        682,600  America Online, Inc. +                                                           65,316,288

Computer Software (6.1%)
------------------------------------------------------------------------------------------------------------
        833,800  BMC Software, Inc. +                                                             56,489,950
      1,697,100  Cadence Design Systems, Inc. +                                                   47,518,800
      1,312,700  Compuware Corp. +                                                                51,195,300
      1,269,300  PeopleSoft, Inc. +                                                               44,425,500
      1,164,900  VERITAS Software Corp. +                                                         57,225,713
        363,500  Viasoft, Inc. +                                                                  10,973,156
                                                                                              --------------
                                                                                                 267,828,419

Containers (0.2%)
------------------------------------------------------------------------------------------------------------
        193,200  Continental Can Co., Inc.+[SECTION MARK]                                          7,341,600

Educational Services (1.1%)
------------------------------------------------------------------------------------------------------------
      1,029,450  Apollo Group, Inc. Class A +                                                     46,582,613

Electronic Components (2.1%)
------------------------------------------------------------------------------------------------------------
        136,625  Molex, Inc.                                                                       3,723,031
        925,400  SCI Systems, Inc. +                                                              40,254,900
      1,071,900  Solectron Corp. +                                                                46,359,675
                                                                                              --------------
                                                                                                  90,337,606

Electronics and Electrical Equipment (1.2%)
------------------------------------------------------------------------------------------------------------
      1,087,400  Diebold, Inc.                                                                    54,098,150

Environmental Control (0.9%)
------------------------------------------------------------------------------------------------------------
      1,020,092  USA Waste Services, Inc. +                                                       37,488,381

Financial Services (6.0%)
------------------------------------------------------------------------------------------------------------
        818,000  Capital One Financial Corp.                                                      53,272,250
      1,136,500  Finova Group, Inc.                                                               58,103,563
      1,087,600  Franklin Resources, Inc.                                                         48,738,075
      1,028,800  Providian Financial Corp.                                                        50,282,600
      1,252,400  SunAmerica, Inc.                                                                 50,330,825
                                                                                              --------------
                                                                                                 260,727,313

Food and Beverages (3.4%)
------------------------------------------------------------------------------------------------------------
      2,070,300  Coca-Cola Enterprises, Inc.                                                      65,990,813
      1,723,300  International Home Foods, Inc. +                                                 45,559,744
        599,400  Suiza Foods Corp. +                                                              36,525,938
                                                                                              --------------
                                                                                                 148,076,495

Gas Pipelines (1.1%)
------------------------------------------------------------------------------------------------------------
      1,625,200  Williams Cos., Inc.                                                              46,318,200

Health Care Services (4.2%)
------------------------------------------------------------------------------------------------------------
        930,200  Health Care & Retirement Corp. +                                                 36,917,313
      1,998,862  Health Management Assoc., Inc. +                                                 47,847,759
      2,335,200  HEALTHSOUTH Corp. +                                                              52,396,050
      1,633,600  Omnicare, Inc.                                                                   46,966,000
                                                                                              --------------
                                                                                                 184,127,122

Household Products (1.2%)
------------------------------------------------------------------------------------------------------------
        694,200  Clorox Co.                                                                       53,193,075

Independent Power Producer (1.4%)
------------------------------------------------------------------------------------------------------------
      1,442,500  AES Corp. +                                                                      61,757,031

Insurance and Finance (3.2%)
------------------------------------------------------------------------------------------------------------
        809,350  AON Corp.                                                                        45,171,736
        484,700  Hartford Financial Services Group                                                43,623,000
      1,228,200  Reliastar Financial Corp.                                                        50,970,300
                                                                                              --------------
                                                                                                 139,765,036

Lodging (0.9%)
------------------------------------------------------------------------------------------------------------
        597,200  Marriott International, Inc.                                                     41,281,450

Managed Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
        460,600  Wellpoint Health Networks, Inc. +                                                22,569,400

Medical Supplies and Devices (4.0%)
------------------------------------------------------------------------------------------------------------
        179,700  Arterial Vascular Engineering, Inc. +                                            13,207,950
        701,600  Gulf South Medical Supply, Inc. +                                                22,363,500
        660,900  Henry Schein, Inc. +                                                             21,809,700
      1,256,400  McKesson Corp.                                                                   60,150,150
        591,700  Sofamor Danek Group, Inc. +                                                      37,055,213
        595,800  Stryker Corp.                                                                    22,007,363
                                                                                              --------------
                                                                                                 176,593,876

Oil Services (3.9%)
------------------------------------------------------------------------------------------------------------
      1,085,300  Dresser Industries, Inc.                                                         38,799,475
      1,240,000  ENSCO International, Inc.                                                        33,635,000
      1,169,000  Global Marine, Inc. +                                                            26,813,938
        531,400  Smith International, Inc. +                                                      26,370,725
        723,600  Western Atlas, Inc. +                                                            45,089,325
                                                                                              --------------
                                                                                                 170,708,463

Pharmaceuticals and Biotechnology (4.7%)
------------------------------------------------------------------------------------------------------------
      1,367,900  Biochem Pharmaceutical, Inc.                                                     28,041,950
        971,200  Dura Pharmaceuticals, Inc. +                                                     38,544,500
        855,300  Elan Corp. PLC ADR (Ireland) +                                                   44,422,144
        870,600  ICN Pharmaceuticals, Inc.                                                        44,727,075
      1,142,100  Quintiles Transnational Corp. +                                                  43,471,181
        228,200  Rexall Sundown, Inc. +                                                            7,887,163
                                                                                              --------------
                                                                                                 207,094,013

Publishing (1.9%)
------------------------------------------------------------------------------------------------------------
      1,053,500  Belo (A.H.) Corp.                                                                56,559,781
        431,500  Central Newspapers, Inc. Class A                                                 27,723,875
                                                                                              --------------
                                                                                                  84,283,656

Recreation (1.5%)
------------------------------------------------------------------------------------------------------------
      1,060,400  Harley-Davidson, Inc.                                                            26,642,550
        783,300  Royal Caribbean Cruises Ltd.                                                     41,025,338
                                                                                              --------------
                                                                                                  67,667,888

Restaurants (0.9%)
------------------------------------------------------------------------------------------------------------
      1,095,400  Starbucks Corp. +                                                                40,050,563

Retail (12.4%)
------------------------------------------------------------------------------------------------------------
      1,737,100  Borders Group, Inc.                                                              56,021,475
      1,858,800  Costco Companies, Inc. +                                                         80,625,450
        682,700  CVS Corp.                                                                        44,759,519
      1,533,800  Fred Meyer, Inc. +                                                               56,558,875
        794,100  Kohls Corp. +                                                                    55,090,688
        692,300  Payless Shoesource, Inc. +                                                       45,042,769
      2,791,650  Pier 1 Imports, Inc.                                                             65,254,819
      1,034,600  Rite Aid Corp.                                                                   64,597,838
      2,231,700  TJX Cos., Inc. (The)                                                             75,598,838
                                                                                              --------------
                                                                                                 543,550,271

Savings and Loans (2.5%)
------------------------------------------------------------------------------------------------------------
        932,400  Ahmanson (H.F.) & Co.                                                            54,370,575
        799,900  Greenpoint Financial Corp.                                                       55,393,075
                                                                                              --------------
                                                                                                 109,763,650

Semiconductors (2.8%)
------------------------------------------------------------------------------------------------------------
        385,400  Linear Technology Corp.                                                          25,532,750
      1,231,600  Maxim Integrated Products, Inc. +                                                42,644,150
        749,800  Micron Technology, Inc. +                                                        25,961,825
        737,900  Xilinx, Inc. +                                                                   27,994,081
                                                                                              --------------
                                                                                                 122,132,806

Telecommunications (2.7%)
------------------------------------------------------------------------------------------------------------
      1,306,300  Teleport Communications Group, Inc. Class A +                                    72,907,869
       843,700   Tellabs, Inc. +                                                                  43,186,894
                                                                                              --------------
                                                                                                 116,094,763

Textiles (0.8%)
------------------------------------------------------------------------------------------------------------
        711,000  Westpoint Stevens, Inc. +                                                        34,172,438
                                                                                              --------------
                 Total Common Stocks (cost $3,370,467,670)                                    $4,185,101,205

SHORT-TERM INVESTMENTS (4.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Federal Home Loan Mortgage Corp. effective yield of 5.59%,
                   March 6, 1998                                                              $   24,868,014
     25,000,000  Federal National Mortgage Association effective yield of 5.64%,
                   February 18, 1998                                                              24,929,500
     25,000,000  General Electric Capital Corp. effective yield of 5.75%,
                   February 23, 1998                                                              24,908,161
     13,000,000  Interest in $750,000,000 joint repurchase agreement dated January 30, 1998 with Goldman, Sachs & Co. due
                   February 2, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $13,006,056 for an
                   effective yield of 5.59%                                                       13,004,137
    119,712,000  Interest in $330,712,000 joint repurchase agreement dated January 30, 1998 with Morgan (J.P.) & Co. Inc.
                   due February 2, 1998 with respect to various U.S. Treasury obligations -- maturity value of $119,767,566 for an
                   effective yield of 5.57%                                                      119,749,044
                                                                                              --------------
                 Total Short-Term Investments (cost $207,458,856)                             $  207,458,856
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,577,926,526)***                                   $4,392,560,061
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $4,371,018,164.

*** The aggregate identified cost on a tax basis is $3,581,547,904, resulting in gross unrealized appreciation and depreciation of $893,831,031 and $82,818,874 respectively, or net unrealized appreciation of $811,012,157.

  + Non-income-producing security.

[SECTION MARK] Affiliated companies (Note 5).

    ADR after the name of a foreign holding stands for American
    Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

    The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,577,926,526) (Note 1)                                            $4,392,560,061
---------------------------------------------------------------------------------------------------
Cash                                                                                         63,712
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           1,183,688
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    7,389,019
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          105,006,240
---------------------------------------------------------------------------------------------------
Other assets                                                                                 25,333
---------------------------------------------------------------------------------------------------
Total assets                                                                          4,506,228,053

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                        39,601
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        120,691,614
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                5,460,029
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              5,379,207
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,534,887
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                27,830
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 11,674
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,741,465
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      323,582
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       135,209,889
---------------------------------------------------------------------------------------------------
Net assets                                                                           $4,371,018,164

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,590,266,728
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (12,595,447)
---------------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                    (21,286,652)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              814,633,535
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,371,018,164

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,721,185,637 divided by 236,593,691 shares)                                               $11.50
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.50)*                                      $12.20
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,301,758,275 divided by 118,017,125 shares)**                                             $11.03
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($105,203,325 divided by 9,310,932 shares)                                                   $11.30
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.30)*                                      $11.71
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($242,870,927 divided by 20,909,948 shares)                                                  $11.62
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (including dividend income of $191,618 from investments
in affiliated issuers) (Note 5)                                                       $ 10,126,980
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,495,569
--------------------------------------------------------------------------------------------------
Total investment income                                                                 13,622,549

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        10,673,085
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           5,277,415
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           33,258
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            26,317
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    3,394,496
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    6,415,940
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      386,787
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     58,044
--------------------------------------------------------------------------------------------------
Registration fees                                                                          210,327
--------------------------------------------------------------------------------------------------
Auditing                                                                                    53,895
--------------------------------------------------------------------------------------------------
Legal                                                                                       20,920
--------------------------------------------------------------------------------------------------
Postage                                                                                     75,607
--------------------------------------------------------------------------------------------------
Other                                                                                      165,661
--------------------------------------------------------------------------------------------------
Total expenses                                                                          26,791,752
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (573,756)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            26,217,996
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (12,595,447)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (including realized gain of $3,109,911
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)                      174,086,059
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                          (180,269,687)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (6,183,628)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(18,779,075)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1998*              1997
                                                                                 --------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $  (12,595,447)    $  (13,208,411)
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        174,086,059        183,810,148
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                              (180,269,687)       733,257,710
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                         (18,779,075)       903,859,447
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (207,841,199)       (99,903,117)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (102,991,533)       (47,494,537)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (8,092,095)        (2,886,800)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (18,664,570)       (10,720,433)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       554,803,752      1,635,441,373
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            198,435,280      2,378,295,933

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   4,172,582,884      1,794,286,951
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $12,595,447 and $--, respectively)                                           $4,371,018,164     $4,172,582,884
----------------------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                     January 31
operating performance         (Unaudited)                                       Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.52            $9.79            $9.23            $7.09            $7.47            $7.59
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)            (.03)(c)         (.03)             .02              .01              .07
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.04)            3.43             1.45             2.18              .21             1.28
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.06)            3.40             1.42             2.20              .22             1.35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --               --             (.03)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.96)            (.67)            (.86)            (.06)            (.55)           (1.35)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.96)            (.67)            (.86)            (.06)            (.60)           (1.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.50           $12.52            $9.79            $9.23            $7.09            $7.47
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (0.35)*          36.25            16.64            31.22             2.75            19.63
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,721,186       $2,626,464       $1,220,639         $859,403         $646,811         $439,722
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .51 *           1.04             1.10             1.07             1.09              .96
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.18)*           (.25)            (.29)             .26              .29             1.08
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.44 *          82.91           106.58           114.51            93.86           120.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0483           $.0499
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                     January 31                                                                        March 1, 1993+
operating performance         (Unaudited)                              Year ended July 31                          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.09            $9.55            $9.08            $7.03            $7.46            $7.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.06)            (.11)(c)         (.10)(c)         (.03)             .01             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.04)            3.32             1.43             2.14              .15              .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.10)            3.21             1.33             2.11              .16              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --               --             (.02)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.96)            (.67)            (.86)            (.06)            (.55)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.96)            (.67)            (.86)            (.06)            (.59)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.03           $12.09            $9.55            $9.08            $7.03            $7.46
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (0.70)*          35.14            15.88            30.19             1.89             5.45 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,301,758       $1,212,589         $488,085         $258,522         $132,596          $20,722
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .88 *           1.79             1.81             1.82             1.87              .72 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.56)*           (.99)           (1.03)            (.51)            (.53)            (.07)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.44 *          82.91           106.58           114.51            93.86           120.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0483           $.0499
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                       January 31                                       Dec. 8, 1994+
operating performance                                           (Unaudited)             Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.34            $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.05)            (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.03)            3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.08)            3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.30           $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (0.52)*          35.35            16.37            37.63 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $105,203          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                             .76 *           1.54             1.54             1.06 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.43)*           (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               52.44 *          82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0483           $.0499
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                       January 31                                     March 28, 1995+
operating performance                                           (Unaudited)             Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.61            $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.01)              -- (c)           --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.02)            3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.03)            3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.62           $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (0.10)*          36.49            17.07            18.01 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $242,871         $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                             .38 *            .79              .81              .29 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.06)*            .02             (.01)             .10 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               52.44 *          82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0483           $.0499
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
January 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc..

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1998, fund expenses were reduced by $573,756 under expense offset arrangements with PFTC and brokerage services arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,210 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $633,819 and $25,528 from the sale of class A and class M shares, respectively and received $775,726 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $47,546 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,267,752,298 and $2,190,046,575, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      62,287,610     $765,865,606
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    17,499,390      197,218,081
------------------------------------------------------------
                                 79,787,000      963,083,687

Shares
repurchased                     (53,052,696)    (652,428,079)
------------------------------------------------------------
Net increase                     26,734,304     $310,655,608
------------------------------------------------------------

                                           Year ended
                                          July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     195,270,165   $2,134,263,770
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     9,086,548       93,315,278
------------------------------------------------------------
                                204,356,713    2,227,579,048

Shares
repurchased                    (119,129,356)  (1,303,118,595)
------------------------------------------------------------
Net increase                     85,227,357     $924,460,453
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      19,232,443     $228,017,802
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,792,253       95,132,414
------------------------------------------------------------
                                 28,024,696      323,150,216

Shares
repurchased                     (10,331,910)    (121,412,774)
------------------------------------------------------------
Net increase                     17,692,786     $201,737,442
------------------------------------------------------------

                                           Year ended
                                          July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      63,364,159     $668,893,241
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,399,637       43,820,796
------------------------------------------------------------
                                 67,763,796      712,714,037

Shares
repurchased                     (18,568,112)    (194,402,982)
------------------------------------------------------------
Net increase                     49,195,684     $518,311,055
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,832,688      $34,605,576
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       684,983        7,589,669
------------------------------------------------------------
                                  3,517,671       42,195,245

Shares
repurchased                      (1,562,790)     (19,099,380)
------------------------------------------------------------
Net increase                      1,954,881      $23,095,865
------------------------------------------------------------

                                           Year ended
                                          July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,745,533      $83,758,963
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       271,933        2,762,887
------------------------------------------------------------
                                  8,017,466       86,521,850

Shares
repurchased                      (2,949,807)     (31,754,150)
------------------------------------------------------------
Net increase                      5,067,659      $54,767,700
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,129,630      $38,874,243
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,640,121       18,664,570
------------------------------------------------------------
                                  4,769,751       57,538,813

Shares
repurchased                      (3,103,672)     (38,223,976)
------------------------------------------------------------
Net increase                      1,666,079      $19,314,837
------------------------------------------------------------

                                           Year ended
                                          July 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      17,847,266     $193,641,549
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,037,848       10,720,433
------------------------------------------------------------
                                 18,885,114      204,361,982

Shares
repurchased                      (6,076,721)     (66,459,817)
------------------------------------------------------------
Net increase                     12,808,393     $137,902,165
------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:



                                Purchase            Sales            Dividend            Market
Affiliates                          cost             cost              Income             Value
--------------------------------------------------------------------------------------------------
Name of affiliate
--------------------------------------------------------------------------------------------------
Continental Can Co., Inc.    $ 7,388,432       $       --            $     --       $ 7,341,600
Pier 1 Imports                 4,670,847        3,929,730             191,618        65,254,819
--------------------------------------------------------------------------------------------------
  Totals                     $12,059,279       $3,929,730            $191,618       $72,596,419
--------------------------------------------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

Eric Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Margery Parker
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA015-40521  006/317/515   3/98



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Semiannual Report dated January 31, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return for periods ended [1/31/98]:              NAV

6 months                                             -0.10%
1 year                                               12.98
Five years                                          125.71
Annual average                                       17.68
10 years                                            381.54
Annual average                                       17.02
Life of fund (since class A inception, 6/3/68)
Annual average                                       11.31
------------------------------------------------------------------------
Share value:                                           NAV

7/31/97                                             $12.61
1/31/98                                             $11.62
------------------------------------------------------------------------
Distributions:  No.  Income              Capital gains             Total
                1      0      Short term 0.039  Long term 0.918    0.957
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See accompanying shareholder report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call
Putnam toll free at 1-800-752-9894.